ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Sep. 30, 2020
Asset Retirement Obligation Disclosure [Abstract]
Analysis of Change in ARO Liability
The following is an analysis of the change in the Company’s ARO for the fiscal years ended September 30:

(Thousands)	2020		2019
	NJNG	NJRCEV	NJNG	NJRCEV
Balance at October 1	$26,944	$4,102	$25,640	$3,048
Accretion	1,476	196	1,427	150
Additions	—	1,306	135	904
Change in estimated useful life	—	(1,160)	—	—
Change in assumptions	1,104	—	—	—
Retirements	(244)	—	(258)	—
Other	—	—	—	—
Balance at period end	$29,280	$4,444	$26,944	$4,102

Schedule of Future Accretion	Accretion for the next five years, for the fiscal years ended September 30, is estimated to be as follows:

Estimated
(Thousands)	Accretion
2021	$1,717
2022	1,789
2023	1,869
2024	1,948
2025	2,029
Total	$9,352